SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024	Feb. 29, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration term	7 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options and RSUs granted	$ 10.83	$ 35.65	$ 20.13
Weighted average fair value of stock options and RSUs, on vesting dates	$ 19,798	11,531	10,008
Unrecognized compensation cost related to outstanding stock options and RSUs	$ 19,765
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition	1 year 5 months 15 days
Performance Based Stock Options Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options and RSUs granted	$ 8.6	34.18	20.58
Weighted average fair value of stock options and RSUs, on vesting dates	$ 3,032	$ 2,506	$ 2,434
Share repurchase program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total authorized share repurchase amount					$ 50,000
Additional authorized share repurchase amount				$ 75,000
Number of shares repurchased	5,200,000
Cost of shares repurchased	$ 46,920,000
Stock Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	400,921
Stock Option Plan 2003 [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	1 year
Stock Option Plan 2003 [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years